Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 162,822	$ 168,373
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	105,422	110,369
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	15,134	16,115
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	34,311	32,400
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 7,955	$ 9,489